Risks and Uncertainties	12 Months Ended
Dec. 31, 2024
EBP 56-1848578 006
Employee Benefit Plan Risk And Uncertainty [Line Items]
Risks and Uncertainties
6.
Risks and Uncertainties

The Plan invests in various investment securities. Investment securities, in general, are exposed to various systematic risks such as interest rate, credit and overall market volatility. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.